BALANCE SHEET (Parenthetical) - $ / shares	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 09, 2020	Aug. 30, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, outstanding	0	0	0
Class A Common Stock
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares subject to possible redemption price per share	$ 10.00	$ 10.00	$ 10.00
Temporary equity, shares subject to possible redemption	34,004,650	33,488,198	33,488,198
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	6,245,350	6,761,802	6,761,802
Common stock, outstanding	6,245,350	6,761,802	6,761,802		0
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	20,000,000	20,000,000	20,000,000
Common stock, issued	10,062,500	10,062,500	10,062,500	11,500,000
Common stock, outstanding	10,062,500	10,062,500	10,062,500		0